Guarantees, commitments and risks - Additional information (Details) € in Millions, t in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) t	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Jan. 31, 2024	Nov. 30, 2023 EUR (€)	May 09, 2023	Dec. 31, 2022 EUR (€)	Feb. 28, 2022 EUR (€)
Guarantees, commitments and risks
Guarantees	€ 9,652	€ 9,692
Capital commitments	19,603
Risks	1,046	1,140
Lease liabilities	€ 6,453	5,336					€ 4,951
Quantity of total emission of carbon dioxide | t	17.1
Quantity of free emission allowance of carbon dioxide | t	5.4
Deficit quantity of emission allowance of carbon dioxide | t	11.7
Period over which the management deems the liquidity reserves retained are enough to meet the financial obligations	18 months
Euro Commercial Paper program	€ 6,000	4,000
Offsetting of other financial assets and liabilities	€ 13
Neptune Energy Group Limited ("Neptune")
Guarantees, commitments and risks
Equity interest acquired (as a percent)	100.00%		100.00%
Spain, United States and Italy renewable energy project
Guarantees, commitments and risks
Capital commitments	€ 246	107
Alleged illegal handling of waste material
Guarantees, commitments and risks
Fine payable	700,000
Contextual confiscation amount	44,248,071
Block OPL 245 Nigeria
Guarantees, commitments and risks
Claim amount | $			$ 700
Derivatives
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting	1,508	2,895
Eni Abu Dhabi Refining & Trading BV
Guarantees, commitments and risks
Capital commitments	€ 3,849	3,619
Eni Abu Dhabi Refining & Trading BV | ADNOC Refining
Guarantees, commitments and risks
Equity interest acquired (as a percent)	20.00%		20.00%
Agip Karachaganak BV | The Republic of Kazakhstan (“Rok”) | Civil and administrative proceedings in the matters of environment, health and safety
Guarantees, commitments and risks
Percentage of interest in project	29.25%
Agip Caspian Sea BV | The Republic of Kazakhstan (“Rok”) | Civil and administrative proceedings in the matters of environment, health and safety
Guarantees, commitments and risks
Percentage of interest in project	16.67%
Eni Rewind SpA | Priolo - Malformation civil lawsuits [member]
Guarantees, commitments and risks
Claim amount								€ 800,000
Enimed SpA | Tax contingent liability [member]
Guarantees, commitments and risks
Claim amount	€ 50
Preventive seizure amount	34,135,328
Exploration & Production
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting	€ 4,429	3,385
Exploration & Production | Neptune Energy Group Limited ("Neptune")
Guarantees, commitments and risks
Equity interest acquired (as a percent)	100.00%		100.00%	100.00%
Committed borrowing facilities
Guarantees, commitments and risks
Committed borrowing facilities	€ 9,001	9,120
Undrawn borrowing facilities		9,050
Euro Medium Term Notes
Guarantees, commitments and risks
Maximum amount issuable	20,000
Notional amount	15,300
Sustainability-linked credit facilities [member] | Committed borrowing facilities
Guarantees, commitments and risks
Undrawn borrowing facilities	9,000
Risk associated with contractual assurances to acquirers
Guarantees, commitments and risks
Risks	264	250
Value of assets of third parties under custody
Guarantees, commitments and risks
Risks	€ 772	€ 879
Currency
Guarantees, commitments and risks
Percentage of confidence level	99.00%	99.00%
Holding period	1 day	20 days
Interest rate risk
Guarantees, commitments and risks
Percentage of confidence level	99.00%
Holding period	1 day
Commodity price risk
Guarantees, commitments and risks
Percentage of confidence level	95.00%
Holding period	1 day
Strategic liquidity risk
Guarantees, commitments and risks
Percentage of confidence level	99.00%
Holding period	1 day
Period of medium and long-term financial debts for which coverage must be provided	24 months
Hydrocarbon exploration and production activities
Guarantees, commitments and risks
Capital commitments	€ 79,858	€ 73,615
Cardon IV SA
Guarantees, commitments and risks
Proportion of ownership interest in joint venture	50.00%
Proportion of voting rights held in joint venture	50.00%
Azule Energy Holdings Ltd
Guarantees, commitments and risks
Proportion of ownership interest in joint venture	50.00%
Proportion of voting rights held in joint venture	50.00%	50.00%
Partners of unincorporated joint operations
Guarantees, commitments and risks
Lease liabilities	€ 925	€ 741
Greenpeace Onlus and ReCommon APS, together with 12 private citizens | Climate dispute
Guarantees, commitments and risks
Percentage of emissions to be reduced by 2030 compared to 2020 levels						45.00%
Pastor and the associations | NAOC Ltd | Alleged damages deriving from artefacts
Guarantees, commitments and risks
Estimated damage value					€ 48
Consolidated subsidiaries
Guarantees, commitments and risks
Underlying commitment	5,790	6,373
Others
Guarantees, commitments and risks
Guarantees	€ 424	€ 398